OPERATING SEGMENTS - Capital expenditure reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Capital expenditures	Rp (34,146)	Rp (30,321)	Rp (29,279)
Operating Segments.
Disclosure of operating segments [line items]
Total segment capital expenditure	(33,981)	(30,275)	(29,067)
Capital expenditure from other non-operating segments	(175)	(66)	(369)
Capital expenditures	(33,981)	(30,275)	(29,067)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
IFRS reconciliation	10	20	157
Capital expenditures	Rp (165)	Rp (46)	Rp (212)